Related Party Transactions - Summary of Compensation and Various Related Expenses for members of Executive Board (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Total remuneration	€ 809,375	€ 932,375	€ 935,875
Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	2,213,000	1,829,000	2,202,000
Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	1,822,000	1,646,000	1,791,000
Alex Wynaendts [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	5,015,000	4,683,000	4,538,000
Alex Wynaendts [member] | Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	1,295,000	1,269,000	1,269,000
Alex Wynaendts [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	1,062,000	1,147,000	1,044,000
Matt Rider [member] | Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	918,000	560,000
Matt Rider [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	€ 760,000	€ 499,000
Darryl Button [member] | Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration			933,000
Darryl Button [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration			€ 747,000